UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Investment Services, Inc.
Address: PO Box 1000
         Great Barrington, MA  01230

13F File Number:  028-12178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seth L. Hoffman
Title:     Vice President
Phone:     413-528-1216

Signature, Place, and Date of Signing:

      /s/  Seth L. Hoffman     Great Barrington, MA     August 05, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $51,884 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101      989    95741          SOLE                    95741        0        0
ALTRIA GROUP INC               COM              02209S103      189    11534          SOLE                    11534        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206      342     9333          SOLE                     9333        0        0
AT&T INC                       COM              00206R102     2617   105344          SOLE                   105344        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1454   110182          SOLE                   110182        0        0
BARRICK GOLD CORP              COM              067901108     1919    57187          SOLE                    57187        0        0
CITIGROUP INC                  COM              172967101      657   221328          SOLE                   221328        0        0
COVIDIEN PLC                   SHS              G2554F105      268     7168          SOLE                     7168        0        0
DNP SELECT INCOME FD           COM              23325P104     4331   542240          SOLE                   542240        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1327    51805          SOLE                    51805        0        0
EXXON MOBIL CORP               COM              30231G102      476     6805          SOLE                     6805        0        0
GENERAL ELECTRIC CO            COM              369604103      978    83448          SOLE                    83448        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106      277    22959          SOLE                    22959        0        0
GOLDCORP INC NEW               COM              380956409      869    25017          SOLE                    25017        0        0
ISHARES COMEX GOLD TR          ISHARES          464285105     4816    52776          SOLE                    52776        0        0
ISHARES TR                     S&P500 GRW       464287309     1270    26592          SOLE                    26592        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457      928    11081          SOLE                    11081        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      201     6700          SOLE                     6700        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      715    22177          SOLE                    22177        0        0
ISHARES TR                     MSCI VAL IDX     464288877      234     5556          SOLE                     5556        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     1053    25673          SOLE                    25673        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      972    20430          SOLE                    20430        0        0
ISHARES TR                     RUSSELL 2000     464287655      352     6900          SOLE                     6900        0        0
ISHARES TR                     S&P 500 VALUE    464287408     1266    28998          SOLE                    28998        0        0
ISHARES TR                     S&P EURO PLUS    464287861      234     7444          SOLE                     7444        0        0
ISHARES TR                     S&P SMLCP VALU   464287879      991    21045          SOLE                    21045        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176      803     7902          SOLE                     7902        0        0
ISHARES TR                     COHEN&ST RLTY    464287564      457    12725          SOLE                    12725        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      473    10330          SOLE                    10330        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869      259     7866          SOLE                     7866        0        0
MERCK & CO INC                 COM              589331107      732    26188          SOLE                    26188        0        0
NEWMONT MINING CORP            COM              651639106     1078    26380          SOLE                    26380        0        0
PFIZER INC                     COM              717081103     4205   280325          SOLE                   280325        0        0
PHILIP MORRIS INTL INC         COM              718172109      445    10198          SOLE                    10198        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100      593     3618          SOLE                     3618        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1574    17260          SOLE                    17260        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736     1037    23905          SOLE                    23905        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     1188    38306          SOLE                    38306        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     1580    36661          SOLE                    36661        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     2652    67045          SOLE                    67045        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858      562    17663          SOLE                    17663        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      295    10321          SOLE                    10321        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     4226   137536          SOLE                   137536        0        0